Commitments and Contingencies	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies
Commitments and Contingencies

17.  Commitments and Contingencies

(a)  Commitments

The Group leases venue for auto shows and office space under non-cancelable operating lease agreements, which expire at various dates through December 2024. As of December 31, 2019, future minimum lease under non-cancelable operating lease agreements were as follows:

(i)Venue for auto shows

Total operating lease
commitments
2020	1,224
2021	128
Total	1,352

(ii)Office space

Total operating lease
commitments
2020	10,031
2021	5,658
2022	1,534
2023	499
2024	291
Total	18,013

(b)  Litigation

From time to time, the Group is involved in claims and legal proceedings that arise in the ordinary course of business. Based on currently available information, management does not believe that the ultimate outcome of any unresolved matters, individually and in the aggregate, is reasonably possible to have a material adverse effect on the Group’s financial position, results of operations or cash flows. However, litigation is subject to inherent uncertainties and the Group’s view of these matters may change in the future. The Group records a liability when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. The Group reviews the need for any such liability on a regular basis. The Group has not recorded any material liabilities in this regard as of December 31, 2018 and 2019.